Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Access One Trust

In planning and performing our audits of the financial
statements of Access One Trust (the Funds) (comprised
of Access Flex Bear High Yield Fund and Access Flex High
Yield Fund), as of and for the year ended October 31,
2019, in accordance with the standards of the Public
Company Accounting Oversight Board (United States),
we considered the Funds internal control over financial
reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion on
the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose of
expressing an opinion on the effectiveness of the Funds
internal control over financial reporting. Accordingly,
we express no such opinion. Management of the Funds
is responsible for establishing and maintaining
effective internal control over financial reporting.
In fulfilling this responsibility, estimates and
judgments by management are required to assess the
expected benefits and related costs of controls. A
funds internal control over financial reporting is
a process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with generally accepted accounting
principles. A funds internal control over financial
reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect the
transactions and dispositions of the assets of the fund
(2) provide reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with generally
accepted accounting principles, and that receipts and
expenditures of the fund are being made only in
accordance with authorizations of management and
directors of the fund and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use or disposition of a
funds assets that could have a material effect on the
financial statements. Because of its inherent
limitations, internal control over financial reporting
may not prevent or detect misstatements. Also,
projections of any evaluation of effectiveness to
future periods are subject to the risk that controls
may become inadequate because of changes in conditions,
or that the degree of compliance with the policies or
procedures may deteriorate. A deficiency in internal
control over financial reporting exists when the
design or operation of a control does not allow
management or employees, in the normal course of
performing their assigned functions, to prevent or
detect misstatements on a timely basis. A material
weakness is a deficiency, or combination of
deficiencies, in internal control over financial
reporting, such that there is a reasonable
possibility that a material misstatement of the
Funds annual or interim financial statements will
not be prevented or detected on a timely basis.
Our consideration of the Funds internal control
over financial reporting was for the limited
purpose described in the first paragraph and
would not necessarily disclose all deficiencies
in internal control that might be material
weaknesses under standards established by the
Public Company Accounting Oversight Board
(United States). However, we noted no deficiencies
in the Funds internal control over financial
reporting and its operation, including controls
over safeguarding securities that we consider
to be a material weakness as defined above as of
October 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees of
the Funds and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these specified
parties.
/s/ KPMG LLP
Columbus, Ohio
December 20, 2019